Equity - Share-Based Compensation and Share-Based Payment Reserve - Schedule of Changes in Stock Options (Details)		12 Months Ended
		Dec. 31, 2025 $ / shares		Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares		Dec. 31, 2023 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options outstanding, Beginning balance		991,435		991,435		1,014,252		107,688
Weighted average exercise price, Beginning balance				$ 4.06		$ 4.14		$ 24.32
Number of options outstanding, Granted		1,564,544	[1]	1,564,544	[1]			930,363	[2]
Weighted average exercise price, Granted | (per share)		$ 5.12	[1]	$ 7.94	[1]			$ 2.2	[2]
Number of options outstanding, Exercised	[3]	(583,376)		(583,376)
Weighted average exercise price, Exercised | (per share)	[3]	$ 1.43		$ 2.2
Number of options outstanding, Expired		(28,063)	[4]	(28,063)	[4]	(3,272)	[5]	(10,981)	[6]
Weighted average exercise price, Expired | (per share)		$ 18.66	[4]	$ 28.97	[4]	$ 19.55	[5]	$ 33.34	[6]
Number of options outstanding, Forfeited		(37,272)	[7]	(37,272)	[7]	(19,545)	[8]	(12,818)	[9]
Weighted average exercise price, Forfeited | (per share)		$ 1.37	[7]	$ 2.13	[7]	$ 5.42	[8]	$ 7.84	[9]
Number of options outstanding, Ending balance		1,907,268		1,907,268		991,435		1,014,252
Weighted average exercise price, Ending balance | (per share)		$ 4.82		$ 7.49		$ 4.06		$ 4.14

[1]	During the year ended December 31, 2025: a. On February 15, 2025, the Company issued 244,545 options to employees, directors and consultants of the Company. 123,636 options vest over a period of 3 years from vesting start dates. 139,091 options vests over a period of 4 years from vesting start dates. The total fair value of the options was $570,279. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $2.75; exercise price – $1.375; expected life - 5 years; annualized volatility – 117.4%; dividend yield - 0%; risk free rate – 3.97%. b. On August 21, 2025, the Company issued 40,000 options to employees of the Company, vest over a period of 4 years from vesting start dates. The total fair value of the options was $150,040. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $ 4.34; exercise price – $ 2.98; expected life - 5 years; annualized volatility – 119.6%; dividend yield - 0%; risk free rate – 3.59%. c. On December 1, 2025, the Company issued 1,279,999 options to employees, directors and consultants of the Company. 1,080,000 options vest over a period of 18 months from vesting start date. 140,000 options vest over a period of 3 years from vesting start dates. 59,999 options vest over a period of 4 years from vesting start dates. The total fair value of the options was $2,397,977. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $5.90; exercise price – $5.90; expected life - 5 years; annualized volatility – 119.1%; dividend yield - 0%; risk free rate – 4.08%.
[2]	During the year ended December 31, 2023: a. On May 31, 2023, the Company issued 763,636 options to directors of the Company, which vest over three years (33.33% of the options 1 year after grant date; 66.66% remain in equally quarterly over the 2nd & 3rd years after date of grant). The total fair value of the options was $1,119,708. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - 1.61; exercise price - $1.43; expected life - 10 year; annualized volatility 86.6%; dividend yield - 0%; risk free rate - 0.0355%. b. On August 3, 2023, the Company issued 166,727 options to employees and consultants of the Company. 84,909 options are vested after 3 years, and 81,818 options are vested after 4 years. The total fair value of the options was $334,940. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $2.14; exercise price - $1.43; expected life - 5 year; annualized volatility 128.89%; dividend yield - 0%; risk free rate - 0.0378%.
[3]	During the year ended December 31, 2025, 583,376 options were exercised for a total value of $831,511. Weighted average exercise price per option was $1.43.
[4]	During the year ended December 31, 2025, 28,063 options with a fair value of $262,890 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[5]	During the year ended December 31, 2024, 3,272 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[6]	During the year ended December 31, 2023, 10,981 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[7]	During the year ended December 31, 2025, 37,272 options were forfeited with a total fair value of $9,298 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit
[8]	During the year ended December 31, 2024, 19,545 options were forfeited with a total fair value of $30,777 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[9]	During the year ended December 31, 2023, 12,818 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.